Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Distribution Levels And Distribution Allocations Between The General Partner And The Holders Of The Partnership's Limited Partner Units

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		General Partner		Unitholders
Minimum Quarterly Distribution	$0.1500	2%		98%
First Target Distribution	up to $ 0.1667	2%		98%
Second Target Distribution	above $ 0.1667 up to $ 0.1917	15	%*	85%
Third Target Distribution	above $ 0.1917 up to $ 0.5275	37	%*	63%
Thereafter	above $ 0.5275	50	%*	50%

*	Includes Sunoco’s 2 percent general partner interest.

Schedule Of Noncontrolling Interest

	Logistics Operations	Discontinued Cokemaking Operations	Total
Balance at December 31, 2008	$367	$71	$438
Noncontrolling interests share of income	107	22	129
Cash distributions	(75)	(19)	(94)
Sale of limited partner units to the public	88	—	88
Other	1	—	1

Balance at December 31, 2009	488	74	562
Noncontrolling interests share of income	186 *	8	194
Cash distributions	(102)	(21)	(123)
Sale of limited partner units to the public	162	—	162
Distribution in connection with modification of incentive distribution rights	(121)	—	(121)
Consolidation of pipeline acquisitions	80	—	80
Other	(1)	—	(1)

Balance at December 31, 2010	692	61	753
Noncontrolling interests share of income	175	—	175
Cash distributions	(121)	(1)	(122)
SunCoke Energy IPO	—	112	112
Issuance of deferred distribution units	(12)	—	(12)
Purchase of Indiana Harbor noncontrolling interest	—	(24)	(24)
Consolidation of pipeline acquisition	20	—	20
Other	3	2	5

Balance at December 31, 2011	$757	$150	$907

*	Includes $69 million attributable to the noncontrolling interests’ share of the $128 million pretax gain from the remeasurement of pre-acquisition equity interests in Mid-Valley and WTG.